Pension and Other Post-Employment Benefits (Changes In Benefit Obligation And Fair Value Of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, Beginning of Year	$ 309
Actual return on plan assets	40	26
Fair Value of Plan Assets, End of Year	291	309
Non-Current Liabilities	(110)	(165)
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation, Beginning of Year	357	344
Service cost	4	5	5
Interest cost	12	14	15
Actuarial (gains) losses	(22)	9
Exchange differences	(19)	8
Benefits paid	(22)	(23)
Settlement	(26)
Special termination benefits	3
Projected Benefit Obligation, End of Year	287	357	344
Fair Value of Plan Assets, Beginning of Year	309	275
Actual return on plan assets	40	26
Exchange differences	(21)	6
Employer contributions	12	25
Settlement	(26)
Special termination benefits	(1)
Fair Value of Plan Assets, End of Year	291	309	275
Funded Status of Plan Assets, End of Year	4	(48)
Other Assets	10	3
Non-Current Liabilities	(6)	(51)
Total Recognized Amounts in the Consolidated Balance Sheet	4	(48)
Net actuarial (gain) loss	37	94
Prior service costs	(6)
Total recognized in accumulated other comprehensive income before tax	31	94
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation, Beginning of Year	105	95
Service cost	12	14	12
Interest cost	4	4	4
Actuarial (gains) losses	(6)	(5)
Benefits paid	(4)	(3)
Plan amendment	(13)
Curtailment	(5)
Projected Benefit Obligation, End of Year	93	105	95
Employer contributions	4	3
Funded Status of Plan Assets, End of Year	(93)	(105)
Current Liabilities	(6)	(4)
Non-Current Liabilities	(87)	(101)
Total Recognized Amounts in the Consolidated Balance Sheet	(93)	(105)
Net actuarial (gain) loss	(6)	1
Prior service costs	(8)	1
Net transitional obligation		3
Total recognized in accumulated other comprehensive income before tax	$ (14)	$ 5